Fair Value Of Financial Instruments - Schedule (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Cash and cash equivalents - Book value	$ 30,877	$ 9,152	$ 4,776	$ 162
Cash and cash equivalents - Fair value	30,877	9,152
Accounts receivable - Book value	653	817
Accounts receivable - Fair value	653	817
Due from related parties - Book value	0	35,756
Due from related parties - Fair value	0	35,756
Accounts payable - Book value	1,243	371
Accounts payable - Fair value	1,243	371
Due to related parties - Book value	736	472
Due to related parties - Fair value	736	472
Long-term debt - Book value	126,000	341,034
Long-term debt - Fair value	$ 126,000	$ 348,281